Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Depreciation Rates	Rates of depreciation:
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

Schedule of Recurring Basis Financial Assets and Liabilities

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	Balance as of December 31, 2020
	Level 1	Level 2	Level 3	Total

Liabilities:
Fair Value of convertible component in convertible loan	-	-	54,970	54,970
Total liabilities	-	-	54,970	54,970

Schedule of Changes in Fair Value Liabilities

The following table presents the changes in fair value of the level 3 liabilities for the Year ended December 31, 2020:

Fair value of Convertible component
Outstanding at January 1, 2020	-
Fair value of issued level 3 liability	27,762
Changes in fair value	27,208
Outstanding at December 31, 2020	54,970